RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2019
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES

12. RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES

(a)	Rental revenue consists of:

Years ended December 31,	2019	2018
Base rent	$240,345	$221,114
Straight-line rent amortization	5,074	4,274
Tenant incentive amortization	(5,122)	(5,402)
Property tax recoveries	22,280	19,344
Property insurance recoveries	2,161	2,174
Operating cost recoveries	8,085	4,983
	$272,823	$246,487

(b)	Property operating costs consist of:

Years ended December 31,	2019	2018
Non-recoverable from tenants:
Property taxes and utilities	$1,096	$1,077
Legal	189	436
Consulting	90	123
Environmental and appraisals	511	702
Repairs and maintenance	804	725
Ground rents	—	664
Other	558	730
	$3,248	$4,457
Recoverable from tenants:
Property taxes and utilities	$23,784	$20,127
Property insurance	2,391	2,138
Repairs and maintenance	2,733	2,069
Property management fees	2,001	1,470
Other	1,207	681
	$32,116	$26,485
Property operating costs	$35,364	$30,942

(c)	General and administrative expenses consist of:

Years ended December 31,	2019	2018
Salaries, incentives and benefits	$13,753	$16,030
Audit, legal and consulting	4,268	3,972
Trustee/director fees including distributions and revaluations and expenses	1,976	1,285
RSU and PSU compensation expense including distributions and revaluations	5,839	2,996
Other public entity costs	2,096	1,651
Office rents including property taxes and common area maintenance costs	379	900
Other	3,108	2,570
	$31,419	$29,404
(d)    Interest expense and other financing costs consist of:

Years ended December 31,	2019	2018
Interest and amortized issuance costs relating to debentures and term loans	$26,632	$18,544
Amortization of deferred financing costs and other interest expense and charges	2,169	3,869
Interest expense related to lease obligations (note 2(o))	1,300	—
	$30,101	$22,413
Less: Capitalized interest	(160)	—
	$29,941	$22,413
(e)    For the year ended December 31, 2018, foreign exchange gains of $9.4 million included, among other, an $8.5 million foreign exchange gain due to the remeasurement of the US dollar proceeds from the sale of three investment properties in January 2018 and a $1.4 million foreign exchange gain from the settlement of two cross currency swaps during the 2018 year for which the Trust did not employ hedge accounting.
(f)    Fair value (gains) losses on financial instruments consist of:

Years ended December 31,	2019	2018
Foreign exchange forward contracts, net	$8	$562
Losses on term loan debt modifications (note 8(a))	752	—
Cross currency interest rate swap (note 8(b))	(1,952)	—
	$(1,192)	$562
For the year ended December 31, 2019, the fair value gain of $2.0 million is associated with the fair value movement of the new 2024 Cross Currency Interest Rate Swap (note 8(b)). The Trust did not employ or partially employed hedge accounting for the derivative and therefore the change in fair value is recognized in fair value (gains) losses on financial instruments in the combined statement of net income (note 8(b)).
(g)    During the year ended December 31, 2019, Granite incurred $2.7 million of real estate land transfer tax associated with an internal reorganization. During the year ended December 31, 2018, Granite entered into a settlement agreement related to a land use matter for a property in Ontario, Canada and was awarded a settlement amount of $2.3 million.